UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 34.78%

Arrangement of Transportation - .71%
25,511	Roadrunner Transportation Systems, Inc. *	$ 203,578

Computer Storage Devices - 3.16%
29,349	Teradata Corp. *	909,819

Finance Services - 2.04%
19,460	Blackhawk Network Holdings, Inc. Class-A *	587,108

Fire, Marine & Casualty Insurance - 9.62%
12,443	Berkshire Hathaway, Inc. Class-B *	1,797,640
47,523	Greenlight Capital Reinsurance, Ltd. Class-A *	971,370
		2,769,010
Gold & Silver Ores - 6.04%
40,297	Barrick Gold Corp.	714,063
61,982	Goldcorp, Inc.	1,023,943
		1,738,005
Patent Owners & Lessors - 4.89%
110,164	Liberty Tax Inc.	1,407,896

Retail-Apparel & Accessory Stores - 2.36%
44,032	Francesca's Holdings Corp. *	679,414

Retail-Food Stores - 1.72%
18,425	Vitamin Shoppe, Inc. *	494,711

Retail-Radio, TV & Consumer Electronics - 2.50%
6,358	Apple, Inc.	718,772

Services-Miscellaneous Business - 0.74%
71,962	Performant Financial Corp. *	212,288

Services-Prepackaged Software - 1.00%
5,002	Microsoft Corp.	288,115

TOTAL FOR COMMON STOCKS (Cost $8,582,972) - 34.78%		10,008,717

Corporate Bonds - 6.95%
250,000	Customers Bank .65% 12/30/2016	250,029
250,000	Essa Bank & Trust .45% 10/28/2016	250,002
250,000	First Dakota Natl Bank .45% 10/28/2016	250,003
250,000	Independence Bank .45% 10/31/2016	250,004
250,000	Total Bank .50% 10/31/2016	250,004
250,000	Bank of India .60% 10/05/2016	250,000
250,000	Beal Bank .45% 10/26/2016	250,001
250,000	City National Bank .50% 10/24/2016	250,001
		2,000,043

TOTAL FOR CORPORATE BONDS (Cost $2,000,000) - 6.95%		2,000,043

United States Treasury Note Bonds - .00%
3,000,000	US Treasury Bill 0% 01/05/2017	2,997,864
3,000,000	Us Treasury Bill 0% 05/25/2017	2,991,144
		5,989,008

TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $5,983,104) - 20.81%		5,989,008

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject
to Put
	Japanese Yen Spot Option
20,000	March 2017 Put @ 82.00	200

	Total (Premiums Paid $4,854) - 0.00%	200

SHORT TERM INVESTMENTS - 36.44%
10,484,260	Fidelity Institutional Money Market Portfolio 0.35% (Cost $10,484,260) **	10,484,260

TOTAL INVESTMENTS (Cost $27,055,190) *** - 100.12%		28,482,228

LIABILITIES IN EXCESS OF OTHER ASSETS (1.02%)		292,982

NET ASSETS - 100.00%		$ 28,775,210

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,055,190 amounted to $1,421,026, which consisted of aggregate gross unrealized appreciation of $2,084,172 and aggregate gross unrealized depreciation of $663,146.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $27,055,190 amounted to $1,421,026, which consisted of aggregate gross unrealized appreciation of $2,084,172 and aggregate gross unrealized depreciation of $663,146.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,008,717	$0	$0	$10,008,717
Options Purchased	200	0	0	200
Cash Equivalents	10,484,260	0	0	10,484,260
Total	$20,493,177	$0	$0	$20,493,177

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2016 (Unaudited)

Shares		Value

COMMON STOCKS - 88.85%

Agricultural Chemicals - 1.35%
2,400	Potash Corp.	$ 39,168

Air Transportation, Scheduled - 4.06%
3,000	Delta Airlines	118,080

Aircraft - 4.53%
1,000	Boeing Co.	131,740

Biological Products (No Diagnostic Substances) - 12.10%
600	Amgen, Inc.	100,086
400	Biogen	125,212
1,600	Gilead Sciences, Inc.	126,592
		351,890
Computer Communication Equipm - 2.18%
2,000	Cisco Systems	63,440

Electronic & Other Electrical - 3.06%
3,000	General Electric Co.	88,860

Electronic Computers - 4.67%
1,200	Apple, Inc.	135,660
		135,660
Farm Machinery & Equipment - 4.70%
1,600	Deere & Co.	136,560

Finance Services - 1.06%
5,000	LendingClub Corp. *	30,900
1,146	Royce Value Tr Inc	14,508
		45,408
Laboratory Analytical Instruments - 2.50%
400	Illumina, Inc. *	72,664

Life Insurance - 5.35%
3,500	Metlife Inc	155,505

Motor Vehicles & Passenger Car - 0.76%
700	General Motors Co.	21,994

National Commercial Banks - 2.98%
3,900	Bank of America	61,035
1,300	JPMorgan Chase & Co.	86,567
		147,602
Patent Owners & Lessors - 0.37%
1,000	RPX Corp. *	10,690

Petroleum Refining - 3.82%
4,000	Suncor Energy	111,120

Pharmaceutical Preparations - 7.23%
300	Allergan PLC. *	69,093
2,500	Bristol Myers Squibb Co.	134,800
100	Merck & Co.	6,241
		210,134
Retail-Catalog & Mail-Order Houses - 2.88%
100	Amazon.com, Inc. *	83,731

Retail-Grocery Stores - 6.83%
4,600	Kroger Inc.	136,528
3,000	Sprouts Farmers Market *	61,950
		198,478
Security Brokers, Delears & Fl - 3.88%
700	The Goldman Sachs Group, Inc.	112,889

Services-Computer Integrated Systems - 1.78%
1,200	Yahoo!, Inc. *	51,720

Services-Computer Programming, Data Processing, Etc. - 2.67%
100	Alphabet, Inc. *	77,729
		77,729
Services-Miscellaneous Amusement - 4.79%
1,500	Walt Disney Co.	139,290

Services-Video Tape Rental - 2.71%
800	Netflix, Inc. *	78,840

TOTAL FOR COMMON STOCKS (Cost $2,540,612) - 88.85%		2,583,192

EXCHANGE TRADED FUNDS - 9.03%
12,000	Aberdeen Asia Pacific Fund	61,440
1,100	SPDR Dow Jones Industrial Average ETF Trust	201,058

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $266,975) - 9.03%		262,498

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 4.36% *
Shares Subject
to Put

	Apple, Inc.
1,000	January 2018 Put @ 92.50	5,350

	Allegen PLC
200	January 2017 Put @ 235.00	3,260

	Amgen, Inc.
600	AMGN US Put @ 150.00	1,980

	Amazon.com, Inc.
100	January 2017 Put @ 580.00	212

	Boeing Co.
1,000	January 2018 Put @ 130.00	15,000

	Bank of America
3,500	January 2018 Put @ 13.00	3,570

	Biogen
200	January 2018 Put @ 270.00	4,740

	Biogen
200	October 2016 Put @ 280.00	270

	Bristol Myers Squibb Co.
2,500	January 2018 Put @ 60.00	26,250

	Cisco Systems, Inc.
2,000	January 2018 Put @ 30.00	5,700

	Delta Airlines
2,600	January 2018 Put @ 43.00	21,060

	John Deere & Co.
800	January 2018 Put @ 85.00	8,320

	John Deere & Co.
200	January 2017 Put @ 65.00	64

	John Deere & Co.
800	January 2017 Put @ 75.00	1,096

	General Electric Co.
1,500	January 2017 Put @ 27.00	630

	Gilead Science, Inc.
1,600	January 2017 Put @ 75.00	4,544

	Google, Inc.
100	January 2017 Put @ 700.00	1,030

	Goldman Sachs Group, Inc.
300	January 2018 Put @ 160.00	5,280

	Goldman Sachs Group, Inc
400	January 2017 Put @ 140.00	1,076

	Illumina, Inc.
300	January 2017 Put @ 135.00	450

	JP Morgan
600	January 2017 Put @ 55.00	378

	Kroger Inc.
4,600	January 2018 Put @ 30.00	16,100

	Metlife Inc.
3,500	January 2018 Put @ 42.50	18,200

	Netflix, Inc.
700	January 2017 Put @ 90.00	3,479

	Potash Corp.
800	January 2017 Put @ 15.00	568

	SPDR Dow Jones Industrial Average ETF Trust
1000	January 2017 Put @ 176.00	3,450

	Sprout Farmers Market
1,500	January 2017 Put @ 20.00	1,950

	Suncor Energy
4,000	January 2018 Put @ 27.00	12,800

	Walt Disney Co.
1200	January 2018 Put @ 92.50	10,848

	Yahoo, Inc.
1,200	January 2017 Put @ 28.00	120

	Total (Premiums Paid $262,682) - 6.11%	177,775

SHORT TERM INVESTMENTS - 5.38%
156,561	Fidelity Government Fund Class-I 0.22% (Cost $156,561) **	156,561

TOTAL INVESTMENTS (Cost $2,859,313) *** - 107.41%		2,906,322

LIABILITIES IN EXCESS OF OTHER ASSETS (.04%)		1,162

NET ASSETS - 100.00%		$ 2,907,484

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2016.

*** At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,859,313 amounted to $109,567, which consisted of aggregate gross unrealized appreciation of $177,158 and aggregate gross unrealized depreciation of $286,725.

Baldwin Fund
Schedule of Options Written
September 30, 2016 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Alphabet Inc.
100	January 2017 Call @ 690.00	10,050

	Apple, Inc.
200	January 2017 Call @ 110.00	1,400

	Apple, Inc
600	January 2017 Call @ 85.00	16,950

	Apple, Inc.
200	November 2016 Call @ 100.00	2,724

	Apple, Inc.
200	October 2016 Call @ 100.00	2,620

	Allergan Plc.
200	November 2016 Call @ 255.00	378

	Allergan Plc.
100	October 2016 Call @ 250.00	60

	Amgen
200	January 2017 Call @ 145.00	4,970

	Amgen
400	October 2016 Call@ 155.00	4,820

	Amazon.com, Inc.
100	January 2017 Call @ 610	23,380

	Boeing Co.
400	December 2016 Call @ 135.00	1,276

	Boeing Co.
300	January 2017 Call @ 130.00	1,980

	Boeing Co.
300	November 2016 Call @ 135.00	747

	Bank of America
1,900	January 2017 Call @ 12.00	7,125

	Bank of America
1,000	January 2017 Call @ 14.00	2,030

	Biogen
300	January 2017 Call @ 270	16,140

	Biogen
100	October 2016 Call @ 290	2,680

	Bristol Myers Squibb Co.
800	January 2017 Call @ 57.50	1,256

	Bristol Myer Squibb Co.
400	November 2016 Call @ 60.00	164

	Bristol Myer Squibb Co.
900	October 2016 Call @ 60.00	144

	Cisco Systems. Inc
1,000	January 2017 Call @ 30.00	2,190

	Cisco Systems. Inc
1,000	December 2016 Call @ 31.00	1,370

	Delta Airlines
200	December 2016 Call @ 37.00	740

	Delta Airlines
100	January 2017 Call @ 38.00	352

	Delta Airlines
1,500	January 2017 Call @ 43.00	2,025

	Delta Airlines
600	January 2017 Call @ 46.00	396

	Delta Airlines
300	October 2016 Call @ 40.00	303

	Delta Airlines
300	October 2016 Call @ 38.00	639

	John Deere & Co.
200	January 2017 Call @ 82.50	1,150

	John Deere & Co.
300	January 2017 Call @ 85.00	1,320

	John Deere & Co.
800	January 2017 Call @ 72.50	11,120

	John Deere & Co.
300	October 2016 Call @ 86.00	366

	General Electric Co.
2,000	January 2017 Call @ 25.00	9,760

	General Electric Co.
1,000	November 2016 Call @ 30.00	510

	Gentherm
700	October 2016 Call @ 30.00	1,610

	Gilead Sciences, Inc.
800	January 2017 Call @ 75.00	5,520

	Gilead Sciences, Inc.
400	November 2016 Call @ 80.00	1,156

	Gilead Sciences, Inc.
400	October 2016 Call @ 82.50	192

	The Goldman Sachs Group, Inc.
200	January 2017 Call @ 160.00	1,822

	The Goldman Sachs Group, Inc.
400	January 2017 Call @ 135.00	12,000

	The Goldman Sachs Group, Inc.
100	October 2016 Call @ 170.00	84

	Illumina, Inc.
400	January 2017 Call @ 130.00	21,880

	JPMorgan Chase & Co.
600	January 2017 Call @ 50.00	9,690

	JPMorgan Chase & Co.
500	January 2017 Call @ 52.50	7,105

	JPMorgan Chase & Co.
200	November 2016 Call @ 65.00	564

	Kroger, Inc.
1,500	January 2017 Call @ 30.00	2,175

	Kroger, Inc.
800	January 2017 Call @ 31.25	720

	Kroger, Inc.
1,500	October 2016 Call @ 32.50	105

	LendingClub Corp.
1,000	January 2017 Call @ 5.00	1,600

	LendingClub Corp.
2,000	October 2016 Call @ 5.00	2,400

	Metlife, Inc.
1,500	January 2017 Call @ 42.50	5,175

	Metlife, Inc.
1,000	November 2016 Call @ 45.00	1,300

	Metlife, Inc.
1,000	October 2016 Call @ 42.50	2,450

	Merck & Co. Inc.
100	January 2017 Call @ 45.00	1,770

	Netflix, Inc.
400	January 2017 Call @ 85.71	6,900

	Netflix, Inc.
200	October 2016 Call @ 100.00	900

	Netflix, Inc.
200	October 2016 Call @ 95.00	1,448

	Potash Corp of Saskatchewan, Inc.
2,400	January 2017 Call @ 13.00	9,360

	Rpx Corp
1,000	November 2016 Call @ 12.50	250

	SPDR Dow Jones Industrial Average ETF Trust
200	December 2016 Call @ 183.00	786

	SPDR Dow Jones Industrial Average ETF Trust
300	January 2017 Call @ 175.00	3150

	SPDR Dow Jones Industrial Average ETF Trust
200	January 2017 Call @ 178.00	1640

	SPDR Dow Jones Industrial Average ETF Trust
200	November 2016 Call @ 183.00	652

	SPDR Dow Jones Industrial Average ETF Trust
100	October 2016 Call @ 185.00	92

	Sprouts Farmers Market
500	December 2016 Call @ 20.00	950

	Sprouts Farmers Market
500	January 2017 Call @ 20.00	985

	Suncor Energy
600	December 2016 Call @ 28.00	720

	Suncor Energy
700	December 2016 Call @ 29.00	518

	Suncor Energy
2700	January 2017 Call @ 27.00	5454

	The Walt Disney Co.
400	January 2017 Call @ 87.50	2820

	The Walt Disney Co.
400	January 2017 Call @ 92.50	1456

	The Walt Disney Co.
200	January 2017 Call @ 95.00	484

	The Walt Disney Co.
200	October 2016 Call @ 100.00	6

	Yahoo! Inc.
1,200	January 2017 Call @ 25.00	22,680

	Total (Premiums Paid $216,754)	$ 273,704

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At September 30, 2016, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,859,313 amounted to $109,567, which consisted of aggregate gross unrealized appreciation of $177,158 and aggregate gross unrealized depreciation of $286,725.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$2,583,192	$0	$0	$2,583,192
Exchange Traded Funds	$262,498	$0	$0	$262,498
Put Options	177,775	$0	$0	$177,775
Cash Equivalents	$156,561	$0	$0	$156,561
Total	$3,180,026	$0	$0	$3,180,026

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$273,704	$0	$0	$273,704
Total	$273,704	$0	$0	$273,704

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date: November 29, 2016

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date: November 29, 2016